Inventories - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Inventories [Abstract]
Inventory write-offs	€ 484.6	€ 194.6
Costs of inventories	€ 1,550.6	€ 1,255.1